Related Party Transactions - Revenue by parties (Details) - Related party	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Total revenue from related parties	¥ 34,952,880	$ 5,067,692	¥ 126,399,990	¥ 177,025,427
One-time commissions
Related Party Transaction
Total revenue from related parties	2,127,736	308,493	13,477,880	58,396,476
One-time commissions | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	1,949,708	282,681	13,477,880	58,159,887
One-time commissions | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties	178,028	25,812		236,589
Recurring management fee
Related Party Transaction
Total revenue from related parties	32,433,896	4,702,473	102,896,582	98,405,095
Recurring management fee | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	32,433,896	4,702,473	102,896,582	98,405,095
Recurring service fees
Related Party Transaction
Total revenue from related parties	391,248	56,726	10,025,528	20,223,856
Recurring service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	¥ 391,248	$ 56,726	¥ 10,025,528	¥ 20,223,856